Interest-bearing loans and borrowings - Terms and conditions of outstanding loans (Details) - USD ($)	Dec. 31, 2023	Nov. 07, 2023	Dec. 31, 2022	Dec. 06, 2022	Jun. 21, 2022	Dec. 31, 2021	Dec. 02, 2021	Sep. 11, 2020	Aug. 28, 2019	Dec. 16, 2016
Disclosure of detailed information about borrowings [line items]
Notional amount	$ 93,607,000		$ 536,532,000
Borrowings	930,713,000		1,696,280,000			$ 1,712,180,000
Borrowings Excluding Non-Bank Loans
Disclosure of detailed information about borrowings [line items]
Facility size	1,353,934,000		2,020,659,000
Borrowings	540,534,000		1,349,408,000
Borrowings Excluding Non-Bank Loans | Cost
Disclosure of detailed information about borrowings [line items]
Borrowings	528,359,000		1,333,183,000
Secured vessels loan due 2029
Disclosure of detailed information about borrowings [line items]
Notional amount	27,100,000
Facility size	0		24,650,000
Borrowings	$ 0		24,650,000
Secured vessels loan due 2029 | LIBOR
Disclosure of detailed information about borrowings [line items]
Margin rate	1.95%
Secured vessels loan due 2029 | Cost
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 0		24,650,000
Secured vessels loan due 2029
Disclosure of detailed information about borrowings [line items]
Notional amount	81,400,000
Facility size	0		44,098,000
Borrowings	$ 0		44,098,000
Secured vessels loan due 2029 | LIBOR
Disclosure of detailed information about borrowings [line items]
Margin rate	1.50%
Secured vessels loan due 2029 | Cost
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 0		42,960,000
Secured vessels loan due 2030
Disclosure of detailed information about borrowings [line items]
Notional amount	69,400,000
Facility size	0		49,751,000
Borrowings	$ 0		49,751,000
Secured vessels loan due 2030 | LIBOR
Disclosure of detailed information about borrowings [line items]
Margin rate	2.00%
Secured vessels loan due 2030 | Cost
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 0		49,751,000
Secured vessels loan due 2030
Disclosure of detailed information about borrowings [line items]
Notional amount	104,200,000
Facility size	0		67,251,000
Borrowings	$ 0		67,251,000
Secured vessels loan due 2030 | LIBOR
Disclosure of detailed information about borrowings [line items]
Margin rate	2.00%
Secured vessels loan due 2030 | Cost
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 0		66,562,000
Secured vessels Revolving loan due 2025
Disclosure of detailed information about borrowings [line items]
Notional amount	200,000,000.0
Facility size	0		97,376,000
Borrowings	$ 0		90,000,000
Secured vessels Revolving loan due 2025 | LIBOR
Disclosure of detailed information about borrowings [line items]
Margin rate	2.00%
Secured vessels Revolving loan due 2025 | Cost
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 0		89,554,000
Secured vessels Revolving loan due 2026
Disclosure of detailed information about borrowings [line items]
Notional amount	700,000,000.0								$ 700,000,000
Facility size	0		553,480,000
Borrowings	$ 0		470,000,000
Secured vessels Revolving loan due 2026 | LIBOR
Disclosure of detailed information about borrowings [line items]
Margin rate	1.95%
Secured vessels Revolving loan due 2026 | Cost
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 0		466,211,000
$713.0 million facility
Disclosure of detailed information about borrowings [line items]
Notional amount	713,000,000.0							$ 713,000,000
Facility size	0		582,876,000
Borrowings	$ 0		350,756,000
$713.0 million facility | LIBOR
Disclosure of detailed information about borrowings [line items]
Margin rate	2.30%
$713.0 million facility | Cost
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 0		346,866,000
$73.45 million facility - Cedar and Cypress
Disclosure of detailed information about borrowings [line items]
Notional amount	73,450,000						$ 73,450,000
Facility size	0		71,155,000
Borrowings	$ 0		71,155,000
$73.45 million facility - Cedar and Cypress | LIBOR
Disclosure of detailed information about borrowings [line items]
Margin rate	1.80%
$73.45 million facility - Cedar and Cypress | Cost
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 0		70,730,000
Unsecured Revolving loan due 2026
Disclosure of detailed information about borrowings [line items]
Notional amount	80,000,000
Facility size	88,400,000		100,000,000
Borrowings	$ 0		0
Unsecured Revolving loan due 2026 | LIBOR
Disclosure of detailed information about borrowings [line items]
Margin rate	1.50%
Unsecured Revolving loan due 2026 | Cost
Disclosure of detailed information about borrowings [line items]
Borrowings	$ (66,000)		(265,000)
Secured FSO loan due 2030
Disclosure of detailed information about borrowings [line items]
Notional amount	150,000,000				$ 150,000,000
Margin rate					2.15%
Facility size	124,809,000		141,747,000
Borrowings	$ 124,809,000		141,747,000
Secured FSO loan due 2030 | SOFR
Disclosure of detailed information about borrowings [line items]
Margin rate	2.15%
Secured FSO loan due 2030 | Cost
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 123,728,000		140,227,000
Secured vessels Revolving loan due 2028
Disclosure of detailed information about borrowings [line items]
Notional amount	377,000,000.0			$ 377,000,000						$ 377,000,000
Facility size	0		288,276,000
Borrowings	$ 0		40,000,000
Secured vessels Revolving loan due 2028 | SOFR
Disclosure of detailed information about borrowings [line items]
Margin rate	1.90%
Secured vessels Revolving loan due 2028 | Cost
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 0		35,938,000
Secured vessels loan Refi - Revolving loan 725.0M*
Disclosure of detailed information about borrowings [line items]
Notional amount	725,000,000.0	$ 725,000,000
Facility size	725,000,000		0
Borrowings	$ 0		0
Secured vessels loan Refi - Revolving loan 725.0M* | SOFR | Minimum
Disclosure of detailed information about borrowings [line items]
Margin rate	2.30%
Secured vessels loan Refi - Revolving loan 725.0M* | SOFR | Maximum
Disclosure of detailed information about borrowings [line items]
Margin rate	2.90%
Secured vessels loan Refi - Revolving loan 725.0M* | Cost
Disclosure of detailed information about borrowings [line items]
Borrowings	$ (8,398,000)		0
Secured vessels loan Refi - Transition facility 375.0M
Disclosure of detailed information about borrowings [line items]
Notional amount	375,000,000.0	375,000,000
Facility size	368,225,000		0
Borrowings	$ 368,225,000		0
Secured vessels loan Refi - Transition facility 375.0M | SOFR | Minimum
Disclosure of detailed information about borrowings [line items]
Margin rate	2.30%
Secured vessels loan Refi - Transition facility 375.0M | SOFR | Maximum
Disclosure of detailed information about borrowings [line items]
Margin rate	2.90%
Secured vessels loan Refi - Transition facility 375.0M | Cost
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 365,662,000		0
Secured vessels loan Refi - Newbuild facility 190.0M
Disclosure of detailed information about borrowings [line items]
Notional amount	190,000,000.0	$ 190,000,000
Facility size	47,500,000		0
Borrowings	$ 47,500,000		0
Secured vessels loan Refi - Newbuild facility 190.0M | SOFR | Minimum
Disclosure of detailed information about borrowings [line items]
Margin rate	2.30%
Secured vessels loan Refi - Newbuild facility 190.0M | SOFR | Maximum
Disclosure of detailed information about borrowings [line items]
Margin rate	2.90%
Secured vessels loan Refi - Newbuild facility 190.0M | Cost
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 47,433,000		$ 0